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                          RULE 497(J) CERTIFICATION
                          -------------------------

        Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 8 filed on December 26, 1995 pursuant to Rule 485(b). The text of Post-Effective Amendment No 8. was filed electronically.


                                        BB&T Mutual Funds Group
                                        Registrant





                                        /s/ J. David Huber
                                        ---------------------------------
                                        J. David Huber
                                        Chairman